Prospectus supplement dated August 3, 2020
to the following prospectus(es):
BOA Achiever Annuity, America's Horizon Annuity, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, Nationwide Destination C, BOA Elite Venue Annuity, BOA America's Future Annuity II and BOA Future Venue Annuity prospectuses dated May 1, 2020
BOA Choice Venue Annuity II and BOA Choice Venue Annuity prospectuses dated May 1, 2013
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
The prospectus offers the following underlying mutual fund as an investment option under the contract.
Effective on or about September 25, 2020, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund – Class II
PROS-2020-190
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